Level 4 Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Abstract]
Goodwill	$ 12,170	$ 12,170	$ 12,170
Intangible assets [Abstract]
Indefinite-Lived trade names and trademarks		8,900	8,900
Building Materials Distribution [Member]
Goodwill [Abstract]
Goodwill		5,593	5,593
Wood Products [Member]
Goodwill [Abstract]
Goodwill		6,577	6,577
Corporate and Other [Member]
Goodwill [Abstract]
Goodwill		$ 0	$ 0